Note 12 - Income Taxes (Details) - Reconciliation of Income Taxes In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Reconciliation of Income Taxes [Abstract]
Net income (loss) before income taxes and income of affiliates and discontinued operations	$ 17,596	106,521	160,452	(674,306)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		26,630	40,113	(168,576)
Expenses not deductible for tax purposes:
Entertainment		494	668	659
Goodwill and unamortized intangible asset impairment				255,272
Other		1,635	3,312	3,579
Tax exemption and tax relief:
Tax rate differential		(16,347)	(3,947)	(30,140)
Change in valuation allowance		13,812	5,003	13,654
Uncertain tax provisions		3,148	4,003	8,367
Other		(2,214)	1,221	1,215
Income tax expense	$ 4,486	27,158	50,373	84,030